OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leases [Line Items]
Operating lease not yet commenced description	As of December 31, 2020, the Company did not have additional operating leases that have not yet commenced.
Operating lease expenses	$ 1,500
Operating lease ROU assets	1,183	$ 2,860
Operating lease liability	1,473
Operating lease liability, current	1,217	$ 1,595
Cost of Net Sales
Operating Leases [Line Items]
Operating lease expenses	800
Operating Expense
Operating Leases [Line Items]
Operating lease expenses	$ 700